Note 5 - Fair Value Measurements - Reconciliation of Changes in Fair Value of Liability 1 (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Derivative Financial Instruments, Liabilities [Member]
Issuance of common stock warrants	$ 299,000	$ 286,000
Change in fair value	(188,000)	13,000
Balance at December 31, 2024	0	299,000
Settlement of common stock warrant liability	(111,000)
Convertible Notes [Member]
Issuance of common stock warrants	8,566
Change in fair value	(785)
Balance at December 31, 2024	7,781	8,566
Common Stock Warrant Liability [Member]
Issuance of common stock warrants	305,000	10,787,000
Change in fair value	(242,000)	(10,482,000)
Balance at December 31, 2024	52,000	$ 305,000
Settlement of common stock warrant liability	(20,000)
Deemed dividend	$ 9,000